SEWARD & KISSEL LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

February 2, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	AB Bond Fund, Inc. (the “Company”) – AB Bond Inflation Strategy – AB Municipal Bond Inflation Strategy – AB All Market Real Return Portfolio File Nos. 2-48227 and 811-02383

Dear Sir or Madam:

On behalf of AB Bond Inflation Strategy, AB Municipal Bond Inflation Strategy and AB All Market Real Return Portfolio (the “Funds”), which are each a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectuses and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Company’s registration statement for the Funds that was filed electronically with the Securities and Exchange Commission on January 27, 2023.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely,

/s/	Anna C. Weigand
Anna C. Weigand